Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share
Earnings Per Share

Note 8. Earnings Per Share

Prior to the consummation of Athlon’s IPO, Athlon had 960,907 shares of outstanding common stock.  In conjunction with the closing of the IPO, certain Class A limited partners and Class B limited partners of Holdings that exchanged their interests for shares of Athlon’s common stock were subject to an adjustment based on Athlon’s IPO price of $20.00 per share and an actual 65.266-for-1 stock split.  Following this adjustment and stock split, the number of outstanding shares of Athlon’s common stock increased from 960,907 shares to 66,339,615 shares.  The one-to-one conversion of the Holdings interests in April 2013 to 960,907 shares of Athlon common stock that occurred in connection with the IPO is akin to a stock split and has been treated as such in Athlon’s earnings per share (“EPS”) calculations.  Accordingly, Athlon assumes that 66,339,615 shares of common stock were outstanding during periods prior to Athlon’s IPO for purposes of calculating EPS.

The following table reflects the allocation of net income (loss) to common stockholders and EPS computations for the periods indicated:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(in thousands, except per share amounts)
Basic EPS
Numerator:
Undistributed net income (loss) attributable to stockholders	$2,482	$(2,096)	$37,058	$42,508
Participation rights of unvested RSUs in undistributed earnings	(6)	—	(6)	—
Basic undistributed net income (loss) attributable to stockholders	$2,476	$(2,096)	$37,052	$42,508
Denominator:
Basic weighted average shares outstanding	76,637	66,340	69,810	66,340
Basic EPS attributable to stockholders	$0.03	$(0.03)	$0.53	$0.64

Diluted EPS
Numerator:
Undistributed net income (loss) attributable to stockholders	$2,482	$(2,096)	$37,058	$42,508
Participation rights of unvested RSUs in undistributed earnings	(6)	—	(6)	—
Effect of conversion of New Holdings Units to shares of Athlon’s common stock	(215)	—	616	—
Diluted undistributed net income (loss) attributable to stockholders	$2,261	$(2,096)	$37,668	$42,508
Denominator:
Basic weighted average shares outstanding	76,637	66,340	69,810	66,340
Effect of conversion of New Holdings Units to shares of Athlon’s common stock (a)	1,856	—	1,856	1,856
Diluted weighted average shares outstanding	78,493	66,340	71,666	68,196
Diluted EPS attributable to stockholders	$0.03	$(0.03)	$0.53	$0.62

(a)         For the three months ended September 30, 2012, 1,855,563 New Holdings Units were outstanding but excluded from the EPS calculations because their effect would have been antidilutive.

Note 11. Earnings Per Share

        Prior to the consummation of Athlon's IPO, Athlon had 960,907 shares of outstanding common stock. In conjunction with the closing of the IPO, certain Class A limited partners and Class B limited partners of Holdings that exchanged their interests for shares of Athlon's common stock were subject to an adjustment based on Athlon's IPO price of $20.00 per share and an actual 65.266-for-1 stock split. Following this adjustment and stock split, the number of outstanding shares of Athlon's common stock increased from 960,907 shares to 66,339,615 shares. The one-to-one conversion of the Holdings' interests in April 2013 to 960,907 shares of Athlon common stock that occurred in connection with the IPO is akin to a stock split and has been treated as such in Athlon's earnings per share ("EPS") calculations. Accordingly, Athlon assumes that 66,339,615 shares of common stock were outstanding during periods prior to Athlon's IPO for purposes of calculating EPS.

        The following table reflects the allocation of net income (loss) to common stockholders and EPS computations for the periods indicated:

	Year ended December 31,
	2012	2011
	(in thousands, except per share amounts)
Basic EPS
Numerator:
Basic undistributed net income (loss) attributable to stockholders	$53,014	$(1,129)

Denominator:
Basic weighted average shares outstanding	66,340	66,340

Basic EPS attributable to stockholders	$0.80	$(0.02)

Diluted EPS
Numerator:
Diluted undistributed net income (loss) attributable to stockholders	$53,014	$(1,129)

Denominator:
Basic weighted average shares outstanding	66,340	66,340
Effect of conversion of New Holdings Units to shares of Athlon's common stock(a)	1,856	—

Diluted weighted average shares outstanding	68,196	66,340

Diluted EPS attributable to stockholders	$0.78	$(0.02)

(a)
For 2011, 1,855,563 New Holdings Units were outstanding but excluded from the EPS calculations because their effect would have been antidilutive.